Regulatory Matters - Regulatory Assets and Liabilities - Footnote (Details) $ in Millions		12 Months Ended
	Jun. 20, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 30, 2024 USD ($)	Mar. 01, 2020 MWac
Regulatory Liabilities [Line Items]
Capital expenditure shortfall refundable to customers (percent)		60.00%
Retroactive rate adjustment collection period		24 months
Regulatory asset, amortization period		25 years
Mountain View Fire
Regulatory Liabilities [Line Items]
Accrued estimated losses		$ 178.4
Expenses of wildlife memerandum account		71.5
Insurance recovery	$ 78.2	116.0
Forecasted legal expenses	$ 6.7
Payments for legal settlements		$ 174.9
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period		20 years
Capitalized operating and maintenance costs, recovery rate, (percent)		2.43%
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Future service years of employees		10 years
Environmental remediation
Regulatory Liabilities [Line Items]
Environmental remediation, rate recovery period		7 years
Retired generating plant
Regulatory Liabilities [Line Items]
Coal generation capacity (MW) | MWac					200
Minimum | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period		6 months
Minimum | Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		3 years
Minimum | Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		1 year
Minimum | Rate review costs
Regulatory Liabilities [Line Items]
Costs capitalized and amortized period		1 year
Maximum | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period		24 months
Maximum | Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		8 years
Maximum | Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		3 years
Maximum | Rate review costs
Regulatory Liabilities [Line Items]
Costs capitalized and amortized period		5 years
Rate adjustment mechanism | Minimum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		1 year
Rate adjustment mechanism | Maximum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		5 years
Midwest Extreme Weather Event | Empire Electric
Regulatory Liabilities [Line Items]
Issuance of securitized bonds for qualified extraordinary costs				$ 301.5
Amortization expense		$ 18.3	$ 15.9
Securitized Utility Tariff Bonds due January 1, 2035 | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount				$ 180.5
Percentage of public utilities, issuance of securitized tariff bonds				0.04943
Securitized Utility Tariff Bonds due January 1, 2039 | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount				$ 125.0
Percentage of public utilities, issuance of securitized tariff bonds				0.05091